Subordinated Debentures - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2003 USD ($) $ / Security	Dec. 31, 2017 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2016 USD ($)	Oct. 08, 2008 USD ($)
Debt Disclosure [Abstract]
Variable rate capital securities with an aggregate liquidation amount	$ 10,000,000
Preferred security, Aggregate liquidation amount | $ / Security	1,000
Floating rate junior subordinated debentures		$ 10,310,000	$ 10,310,000	$ 10,310,000
Percentage above LIBOR		3.10%
Interest rate to be received under swap agreement, adjusted quarterly		Three-month London Interbank Lending Rate (Libor) plus 3.10%
Interest rate after adjustment		4.82%
Junior subordinated debentures maturity			2033
Junior subordinated debentures and capital securities redemption price					$ 1,000